Stockholders’ Equity (Details Narrative)													1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	May 11, 2022 shares	May 02, 2022 USD ($) shares	Apr. 07, 2022 USD ($) shares	Mar. 18, 2022 USD ($) shares	Feb. 24, 2022 USD ($) shares	Jan. 24, 2022 USD ($) shares	Dec. 20, 2021 USD ($) shares	May 24, 2021 USD ($) $ / shares shares	Apr. 13, 2021 USD ($) $ / shares shares	Feb. 01, 2021	Jul. 21, 2020 USD ($)	Dec. 17, 2019 shares	Dec. 17, 2019 USD ($) shares	May 31, 2022 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	May 31, 2021 USD ($) $ / shares	Nov. 30, 2020 USD ($)	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares	Aug. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 CAD ($) shares	Nov. 17, 2021 USD ($) $ / shares	Feb. 09, 2021 shares	Jan. 16, 2018 shares	Sep. 08, 2015 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible preferred stock, shares authorized														1,000,000				1,000,000		1,000,000	1,000,000
Convertible preferred stock, par value | $ / shares														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued														0				0		0	0
Convertible preferred stock, shares outstanding														0				0		0	0
Common stock, shares authorized														499,000,000				499,000,000		499,000,000	499,000,000
Common stock, par value | $ / shares														$ 0.001				$ 0.001		$ 0.001	$ 0.001
Reverse stock split										the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share.								the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share. At May 31, 2022 and August 31, 2021, there were 30,659,073 and 26,610,144 common shares issued and outstanding, respectively.		the Company effected a 1-for-10 reverse stock split of our common stock. As a result of the reverse stock split, every 10 shares of issued and outstanding common stock were exchanged for one share of common stock, with any fractional shares being rounded up to the next higher whole share
Common stock, shares issued														30,659,073				30,659,073		26,610,144	23,466,236
Common stock, shares outstanding														30,659,073				30,659,073		26,610,144	23,466,236
Shares issued during period for intellectual property | $															$ 188,925					$ 876,000
Closing price per share | $ / shares																							$ 3.35
Stock issued during period, shares, reverse stock splits																				957
Stock issued during period, stock options exercised																				7,500
Stock issued during period, value, stock options exercised | $																				$ 12,000
Issuance of common stock | $																$ 7,235,580	$ 92,000			$ 7,327,580	$ 113,399
Weighted average fair value | $ / shares																		$ 1.37	$ 3.76	$ 3.76	$ 2.92
Weighted-average exercise price | $ / shares																				$ 3.80	$ 3.00
Stock option expense | $																		$ 289,892	$ 88,855	$ 155,496	$ 2,265,211
Unamortized stock option expense | $														$ 273,991				$ 273,991		$ 111,068
Number of options granted														2,179,585				2,179,585		1,849,600
Expense associated with modified stock option terms | $																					$ 62,822
Debt instrument, face amount | $														$ 16,666,666				$ 16,666,666					$ 1,875,000
Weighted-average exercise price | $ / shares														$ 1.41		$ 3.80		$ 1.41	$ 3.80
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares														623,929
Debt instrument aggregate principal amount | $														$ 1,244,444				$ 1,244,444
Accrued interest | $														$ 3,405				$ 3,405
Option 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																					449,500
Exercise price, re-priced | $ / shares																					$ 1.60
Option 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted																					437,000
Acenzia Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued for acquisition, shares																				3,622,199
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																					35,437	35,437
Issuance of common stock | $																					$ 113,399
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares authorized																								4,500,000
Number of shares available for future grant														4,039,315				4,039,315		4,369,300
Term of award description																		the maximum aggregate number of shares that may be issued under the 2021 Plan is eligible to be cumulatively increased on January 1, 2022 and on each subsequent January 1 through and including January 1, 2023, by a number of shares equal to the smaller of (i) 3% of the number of shares of common stock issued and outstanding on the immediately preceding December 31, or (ii) an amount determined by our Board of Directors. The Company chose not to cumulatively increase the shares authorized for issuance under the 2021 Plan effective January 1, 2022. As of May 31, 2022, the 2021 Plan had 4,039,315 shares available for award.
2015 Incentive Compensation Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares authorized																										500,000
2018 Incentiven Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares authorized																									1,000,000
Number of shares available for future grant														864,900				864,900		864,900
Consulting and Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares																		35,000		50,000
Proceeds from issuance of restricted shares | $																		$ 64,750		$ 192,500
Shares issuance date																		Sep. 16, 2021
Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares												800,000
Number of restricted shares																				240,000
Shares issued during period for intellectual property | $																				$ 876,000
Closing price per share | $ / shares																				$ 3.65
Letter of Engagement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares																				100,000
Proceeds from issuance of restricted shares | $																				$ 375,000
Legal Services [Member] | 2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																				9,913
Issuance of common stock | $																				$ 37,172
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares								189,796
Proceeds from issuance of restricted shares | $								$ 430,837
Closing price per share | $ / shares								$ 2.27
Shares Issued for Medical Services [Member] | 2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																				120,787
Issuance of common stock | $																				$ 215,000
Intellectual Property Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares													800,000								800,000	800,000
Shares issued during period for intellectual property | $													$ 5,248,000								$ 5,248,000
Closing price per share | $ / shares																					$ 6.56
License Agreement Amendment [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Closing price per share | $ / shares																					$ 4.00
Number of shares issued																					96,558	96,558
Issuance of common stock | $																					$ 386,231
Related Party Loan Debt [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Closing price per share | $ / shares																					$ 15.00
Number of shares issued																					15,091	15,091
Issuance of common stock											$ 226,363											$ 304,321
Services [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																					100,000	100,000
Issuance of common stock | $																					$ 340,000
Shares Issued for Consulting Services [Member] | 2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																					50,000	50,000
Issuance of common stock | $																					$ 250,000
Escrow Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares																		2,000,000
Shares issuance date																		Nov. 17, 2021
Shares held in escrow, value | $														$ 0				$ 0
Escrow Agreement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument, face amount | $														$ 1,875,000				$ 1,875,000
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares		50,000			50,000		50,000
Proceeds from issuance of restricted shares | $		$ 107,000			$ 64,500		$ 65,500
Shares issuance date		May 02, 2022			Feb. 24, 2022		Dec. 20, 2021
Contractor Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares				50,000
Proceeds from issuance of restricted shares | $				$ 138,000
Number of restricted shares						25,000
Shares issued during period for intellectual property | $						$ 30,000
Shares issuance date				Mar. 18, 2022		Jan. 24, 2022
Contractor Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares				25,000
Proceeds from issuance of restricted shares | $				$ 69,000
Number of restricted shares						65,000
Shares issued during period for intellectual property | $						$ 78,000
Shares issuance date				Mar. 18, 2022		Jan. 24, 2022
Consulting Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares						50,000
Proceeds from issuance of restricted shares | $						$ 60,000
Shares issuance date						Jan. 24, 2022
Membership Interest Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares			800,000
Proceeds from issuance of restricted shares | $			$ 1,704,000
Shares issuance date			Apr. 07, 2022
Share Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares	225,000
Shares issuance date	May 11, 2022
Non-U.S. Person [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares																				21,905
Proceeds from issuance of restricted shares | $																				$ 92,000
Independent Contractor [Member] | Statement of Work Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted shares																				15,000
Proceeds from issuance of restricted shares | $																				$ 55,500
Accredited Investors [Member] | Asset Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Closing price per share | $ / shares									$ 3.35
Number of shares issued									2,388,050
Offering cost, incurred | $									$ 764,388